Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earning Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2023, 2024 and 2025:
	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Net income/(loss)	164,617,561	37,784,446	(470,394,042)
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	74,254,198	(88,867,427)	-
Dilutive weighted average number of ordinary shares	1,445,897,438	1,282,775,813	1,371,643,240
Basic earnings per share	0.12	0.03	(0.34)
Diluted earnings per share	0.11	0.03	(0.34)